Accrued Expenses and Other Current Liabilities (Details) - Schedule of Components of accrued expenses and other current liabilities ¥ in Thousands, $ in Thousands	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)
Schedule of Components of accrued expenses and other current liabilities [Abstract]
Salary and welfare payable	¥ 533,691	$ 82,610	¥ 612,570
Other taxes payable			12,230
Accrued expenses	279,448	43,256	150,671
Deposits from franchisees	7,201	1,115	16,249
Payables for leasehold improvement			36,363
Payables for long-term investments			4,412
Interest payable	12,731	1,971	20,631
Others	35,393	5,477	35,929
Accrued expenses and other current liabilities	¥ 868,464	$ 134,429	¥ 889,055